UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  December 31,1999

Check here if Amendment   [  ]  :  Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Chatham Investment Management Company
Address:      329 Commercial Drive, Suite 120
              Savannah, GA  31406

13F file number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and compete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:       Philip B. Palmer
Title:      Compliance Officer
Phone:      912-691-2320
Signature, Place, and Date of signing:
Philip B. Palmer, Savannah, Georgia, April 24, 2000

Report Type (Check only one.):
[x]            13F HOLDING REPORT.
[ ]            13F NOTICE.
[ ]            13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:    $118,324

List of Other Included Managers:

NONE






                                           FORM 13F INFORMATION TABLE



NAME OF ISSUER               TITLE OF  CUSIP       VALUE SHARES/SH/ PUT/INVMT  OTHER  VOTING AUTHORITY
                             CLASS               (x$1000)PRN AMTPRN CALLDSCRTN MGRS  SOLE   SHRD NONE


America Online Inc.          Del Com  02364j104     3090    40720sh  n/a SOLE  None   40720    0    0
American Intl Group          Com      26874107      3980    36808sh  n/a SOLE  None   36808    0    0
AT&T Corp                    Com       1957109       437     8597sh  n/a SOLE  None    8597    0    0
Automatic Data Process       Com      53015103      3471    64429sh  n/a SOLE  None   64429    0    0
Bell Atlantic Corp           Com      60505104       271     4400sh  n/a SOLE  None    4400    0    0
Berkshire Hathaway Inc       Class B  84670207      2304     1259sh  n/a SOLE  None    1259    0    0
Bristol Myers Squibb         Com      110122108     1103    17178sh  n/a SOLE  None   17178    0    0
CISCO Sys Inc                Com      17275r102     6928    64676sh  n/a SOLE  None   64676    0    0
Citigroup Inc                Com      172967101      673    12080sh  n/a SOLE  None   12080    0    0
Coca Cola Co                 Com      191216100     1791    30750sh  n/a SOLE  None   30750    0    0
Colgate Palmolive Co         Com      194162103     2673    41130sh  n/a SOLE  None   41130    0    0
Computer Assoc Intl          Com      204912109     1082    15470sh  n/a SOLE  None   15470    0    0
Compuware Corp               Com      205638109     2471    66340sh  n/a SOLE  None   66340    0    0
Dollar Gen Corp              Com      256669102     2472   108663sh  n/a SOLE  None  108663    0    0
E M C Corp                   Mass Com 268648102     5680    51990sh  n/a SOLE  None   51990    0    0
Exxon Mobil Corp             Com      30231g102      427     5295sh  n/a SOLE  None    5295    0    0
Federal Natl Mtg Assn        Com      313586109     2251    36060sh  n/a SOLE  None   36060    0    0
General Dynamics Corp        Com      369550108     2155    40860sh  n/a SOLE  None   40860    0    0
General Elec Co              Com      369604103     4761    30766sh  n/a SOLE  None   30766    0    0
Gillette Co                  Com      375766102     2450    59473sh  n/a SOLE  None   59473    0    0
Home Depot Inc               Com      437076102      659     9585sh  n/a SOLE  None    9585    0    0
Intel Corp                   Com      458140100     4408    53548sh  n/a SOLE  None   53548    0    0
International Bus Mach       Com      459200101      837     7760sh  n/a SOLE  None    7760    0    0
Johnson & Johnson            Com      478160104     3130    33563sh  n/a SOLE  None   33563    0    0
Lucent Technologies          Com      549463107      531     7084sh  n/a SOLE  None    7084    0    0
MCI Worldcom Inc             Com      55268b106     3796    71535sh  n/a SOLE  None   71535    0    0
Merck & Co Inc               Com      589331107     2642    39329sh  n/a SOLE  None   39329    0    0
Microsoft Corp               Com      594918104     4828    41354sh  n/a SOLE  None   41354    0    0
Morgan Stan Dean Wittr       Com      617446448     2498    17500sh  n/a SOLE  None   17500    0    0
Omnicom Group Inc            Com      681919106    12720   127200sh  n/a SOLE  None  127200    0    0
Oracle Corp                  Com      68389x105      224     2000sh  n/a SOLE  None    2000    0    0
Pfizer Inc                   Com      717081103     1846    56910sh  n/a SOLE  None   56910    0    0
Philip Morris Cos Inc        Com      718154107      276    12000sh  n/a SOLE  None   12000    0    0
Procter & Gamble Co          Com      742718109      335     3060sh  n/a SOLE  None    3060    0    0
Qwest Communications         Com      749121109     4805   111748sh  n/a SOLE  None  111748    0    0
Royal Dutch Pete Co      NYRegGLDR.5  780257804     1699    28050sh  n/a SOLE  None   28050    0    0
SBC Communications Inc       Com      78387g103      223     4575sh  n/a SOLE  None    4575    0    0
Schering Plough Corp         Com      806605101      763    18000sh  n/a SOLE  None   18000    0    0
SPDR TR                   Unit Ser 1  78462f103      765     5209sh  n/a SOLE  None    5209    0    0
Sun Microsystems Inc         Com      866810104      472     6100sh  n/a SOLE  None    6100    0    0
Synovus Finl Corp            Com      87161c105     1594    80186sh  n/a SOLE  None   80186    0    0
Time Warner, Inc.            Com      887315109     1089    15065sh  n/a SOLE  None   15065    0    0
Wal Mart Stores Inc          Com      931142103     3745    54175sh  n/a SOLE  None   54175    0    0
Midcap SPDR TR             nit Ser 1  595635103      657     8100sh  n/a SOLE  None    8100    0    0
Advanced Digital Info        Com      7525108        393     8075sh  n/a SOLE  None    8075    0    0
Barr Labs Inc                Com      68313105       207     6600sh  n/a SOLE  None    6600    0    0
Carolina First Corp          Com      143877108      187    10225sh  n/a SOLE  None   10225    0    0
Choicepoint Inc              Com      170388102      690    16668sh  n/a SOLE  None   16668    0    0
Claire's Stores Inc          Com      179584107      249    11125sh  n/a SOLE  None   11125    0    0
Dionex Corp                  Com      254546104      325     7900sh  n/a SOLE  None    7900    0    0
Dycom Inds Inc               Com      267475101      382     8675sh  n/a SOLE  None    8675    0    0
Full House Resorts Inc       Com      359678109       31    25000sh  n/a SOLE  None   25000    0    0
Haverty Furniture Inc        Com      419596101      159    12600sh  n/a SOLE  None   12600    0    0
Henry Jack & Assoc Inc       Com      426281101      266     4950sh  n/a SOLE  None    4950    0    0
Human Genome Sciences        Com      444903108      235     1540sh  n/a SOLE  None    1540    0    0
IDEC Pharmaceuticals         Com      449370105      322     3280sh  n/a SOLE  None    3280    0    0
Jones Pharma Inc             Com      480236108      450    10350sh  n/a SOLE  None   10350    0    0
Kopin Corp                   Com      500600101      617    14700sh  n/a SOLE  None   14700    0    0
MacDermid Inc                Com      554273102      269     6550sh  n/a SOLE  None    6550    0    0
Medimmune Inc                Com      584699102      322     1940sh  n/a SOLE  None    1940    0    0
Millenium Pharmaceutc        Com      599902103      393     3225sh  n/a SOLE  None    3225    0    0
National Computer Sys        Com      635519101      269     7150sh  n/a SOLE  None    7150    0    0
Polycom Inc                  Com      73172k104      588     9225sh  n/a SOLE  None    9225    0    0
Transaction Sys Archit       Class A  893416107      208     7445sh  n/a SOLE  None    7445    0    0
Triquint Semiconductor       Com      89674k103      439     3950sh  n/a SOLE  None    3950    0    0
U S TR Corp                  New Com  91288l105      593     7400sh  n/a SOLE  None    7400    0    0
Westpoint Stevens Inc        Com      961238102      175    10000sh  n/a SOLE  None   10000    0    0
Ericsson L M Tel Co          Non US   294821301      483     7350sh  n/a SOLE  None    7350    0    0
Nokia Corp                   ADR      654902204     1158     6063sh  n/a SOLE  None    6063    0    0
WEBS INDEX FC INC           apan WEBS 92923h889     3254   199490sh  n/a SOLE  None  199490    0    0
Templeton Emerg Mkt Fd       Com      880191101      648    47800sh  n/a SOLE  None   47800    0    0